OTHER LIABILITIES	3 Months Ended
Mar. 31, 2020
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES	OTHER LIABILITIES
A summary of Other liabilities as of March 31, 2020 and December 31, 2019 is as follows:

	March 31, 2020	December 31, 2019
	(in millions)
Repurchase price on buy-back agreements	$1,307	$1,472
Warranty and campaign programs	887	919
Marketing and sales incentive programs	1,156	1,279
Tax payables	422	696
Accrued expenses and deferred income	670	639
Accrued employee benefits	486	562
Lease liabilities	416	449
Legal reserves and other provisions	319	299
Contract reserve	301	319
Contract liabilities(1)	1,154	1,236
Restructuring reserve	80	103
Other	856	866
Total	$8,054	$8,839
(1)Contract liabilities include $602 million and $657 million at March 31, 2020 and December 31, 2019, respectively, for future rents related to buy-back agreements.
Warranty and Campaign Programs
CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three months ended March 31, 2020 and 2019 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended March 31,
	2020	2019
	(in millions)
Balance at beginning of period	$919	$925
Current year additions	184	184
Claims paid	(169)	(180)
Currency translation adjustment and other	(47)	(14)
Balance at March 31, 2020	$887	$915
Restructuring Provision
The Company incurred restructuring expenses of $5 million and $8 million during the three months ended March 31, 2020,